Leases (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Leases
Schedule of ROU assets and lease liabilities

ROU assets and lease liabilities consist of the following:

	June 30, 2025	September 30, 2024
Operating lease assets	$4,717	$6,490

Current operating lease liabilities	$1,190	$1,469
Non-current operating lease liabilities	3,854	5,623
Total Operating lease liabilities	$5,044	$7,092

ROU assets and lease liabilities as of September 30, 2023 and 2024, consist of the following:

	September 30, 2024	September 30, 2023
Operating lease assets	$9,412	$6,428

Current operating lease liabilities	$1,985	$1,638
Non-current operating lease liabilities	7,596	4,852
Total Operating lease liabilities	$9,581	$6,490

Schedule of lease costs

Total lease costs for the three and nine months ended June 30, 2024 and 2025 were:

	Three Months ended June 30,		Nine Months ended June 30,
	2025	2024	2025	2024
Operating lease cost	$547	$666	$1,707	$1,816
Variable lease cost	-	-	-	-
Total lease cost	$547	$666	$1,707	$1,816
Total lease costs for the twelve months ended September 30, 2023 and 2024 were:
	2024	2023
Operating lease cost	$2,588	$1,845
Variable lease cost	185	152
Total lease cost	$2,773	$1,997

Schedule of aggregate annual lease payments

Approximate aggregate annual lease payments as of June 30, 2025:

Year	Operating Leases
July 1 – September 30, 2025	$399
2026	1,451
2027	1,314
2028	1,016
2029	746
Thereafter	1,136
Total	$6,062
Less: Imputed interest	(1,018)
Present value of net lease payments	$5,044

Approximate aggregate annual lease payments as of September 30, 2024:

Year	Operating Leases
October 1 – December 31, 2024	$678
2025	2,499
2026	2,068
2027	1,863
2028	1,364
2029	1,027
Thereafter	2,403
Total	$11,902
Less: Imputed interest	(2,321)
Present value of net lease payments	$9,581

Schedule of supplemental lease information

The following table includes supplemental lease information as at June 30, 2025:

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$551
Weighted average remaining lease term (in years)
Operating leases	4.78
Weighted average discount rate
Operating leases	7.74%

The following table includes supplemental lease information:

	Year Ended September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,547	$1,813
Weighted average remaining lease term (in years)
Operating leases	5.84	5.16
Weighted average discount rate
Operating leases	7.39%	6.16%